OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Leases Maturity (Table Text Block)
The future lease payments receivable from operating leases as of December 31, 2022 are as follows:

(Dollars in thousands)	Undiscounted cash flows
2023	$27,334
2024	21,422
2025	13,149
2026	7,122
2027	1,912
Thereafter	1,271
Total operating lease payments	$72,210